Segment information - Operating loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Loss from operations	$ (52,718)	$ (66,688)	$ (125,939)
Restructuring obligations	(808)	(1,682)	(19,000)
Foreign exchange loss	(8,957)	(562)	(6,565)
Impairment of long lived assets	(736)	(1,550)	(4,843)
Less: equity investees operating income	(55,411)	(57,276)	(30,500)
Operating Segments
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Loss from operations	2,693	(9,412)	(95,439)
Operating Segments | Transportation
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Loss from operations	(10,706)	(40,638)	(63,608)
Operating Segments | CWI
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Loss from operations	55,411	57,276	29,782
Operating Segments | Corporate
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Loss from operations	(31,511)	(22,256)	(31,923)
Operating Segments | WWI
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Loss from operations	0	0	718
Segment Reconciling Items
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Restructuring obligations	(808)	(1,682)	(19,000)
Foreign exchange loss	(8,957)	(562)	(6,565)
Impairment of long lived assets	(736)	(1,550)	(4,843)
CNG Compressor Business and Industrial Business Segment
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Consolidated income (loss) from discontinued operations	$ (972)	$ 909	$ 4,066